Vanguard® Dividend Growth Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.1%)
Consumer Discretionary (11.8%)
TJX Cos. Inc.	24,193,953	1,906,967
NIKE Inc. Class B	14,432,762	1,828,920
McDonald's Corp.	5,430,048	1,605,937
Home Depot Inc.	3,098,772	931,305
		6,273,129
Consumer Staples (15.4%)
Colgate-Palmolive Co.	20,938,303	1,670,877
PepsiCo Inc.	8,390,805	1,601,721
Procter & Gamble Co.	9,962,638	1,557,957
Coca-Cola Co.	20,291,879	1,301,724
Costco Wholesale Corp.	2,153,298	1,083,583
Diageo plc	21,591,081	984,901
		8,200,763
Financials (14.0%)
Visa Inc. Class A	6,768,892	1,575,324
Marsh & McLennan Cos. Inc.	8,654,073	1,559,377
Mastercard Inc. Class A	3,667,528	1,393,771
Chubb Ltd.	5,988,702	1,207,083
American Express Co.	7,391,907	1,192,610
PNC Financial Services Group Inc.	3,932,051	512,150
		7,440,315
Health Care (18.0%)
Stryker Corp.	6,717,661	2,012,947
UnitedHealth Group Inc.	3,732,005	1,836,482
Johnson & Johnson	8,137,820	1,332,161
Danaher Corp.	4,843,777	1,147,539
Medtronic plc	12,463,895	1,133,591
Abbott Laboratories	8,111,143	896,038
Merck & Co. Inc.	7,166,083	827,468
Pfizer Inc.	10,857,867	422,263
		9,608,489
Industrials (21.2%)
Honeywell International Inc.	8,546,558	1,707,944
Northrop Grumman Corp.	3,372,658	1,555,706
Raytheon Technologies Corp.	13,492,137	1,347,864
General Dynamics Corp.	5,473,870	1,195,165
Union Pacific Corp.	5,622,351	1,100,294
Canadian National Railway Co.	8,982,970	1,070,783
United Parcel Service Inc. Class B (XNYS)	5,818,987	1,046,312
Automatic Data Processing Inc.	4,071,669	895,767
Lockheed Martin Corp.	1,792,213	832,393

		Shares	Market Value ($000)
	Deere & Co.	1,393,256	526,679
			11,278,907
Information Technology (8.6%)
	Microsoft Corp.	6,406,554	1,968,478
	Accenture plc Class A	4,824,571	1,352,279
	Texas Instruments Inc.	7,489,556	1,252,253
			4,573,010
Materials (5.3%)
	Linde plc	4,154,417	1,534,849
	Ecolab Inc.	7,767,539	1,303,704
			2,838,553
Real Estate (2.7%)
	Public Storage	2,485,090	732,679
	American Tower Corp.	3,541,454	723,838
			1,456,517
Utilities (1.1%)
	NextEra Energy Inc.	7,371,423	564,872
Total Common Stocks (Cost $28,528,562)			52,234,555
Temporary Cash Investments (1.8%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.853%	262	26
		Face Amount ($000)
Repurchase Agreements (1.8%)
	Credit Agricole Securities 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $144,557,000, collateralized by U.S. Treasury Note/Bond 2.625%–2.750%, 4/15/25–5/15/25, with a value of $147,390,000)	144,500	144,500
	JP Morgan Securities LLC 4.780%, 5/1/23 (Dated 4/28/23, Repurchase Value $18,107,000, collateralized by U.S. Treasury Note/Bond 3.000%, 2/15/48, with a value of $18,462,000)	18,100	18,100
	Natixis SA 4.750%, 5/1/23 (Dated 4/28/23, Repurchase Value $360,943,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 1/15/24–2/15/50, and U.S. Treasury Note/Bond 0.750%–4.625%, 8/31/25–8/15/51, with a value of $368,016,000)	360,800	360,800
	NatWest Markets plc 4.760%, 5/1/23 (Dated 4/28/23, Repurchase Value $259,403,000, collateralized by U.S. Treasury Note/Bond 0.125%–4.500%, 6/30/23–2/28/30, with a value of $264,486,000)	259,300	259,300
	Societe Generale 4.760%, 5/1/23 (Dated 4/28/23, Repurchase Value $142,757,000, collateralized by Ginnie Mae 2.500%–4.000%, 11/20/44–6/20/51, with a value of $145,554,000)	142,700	142,700
			925,400
Total Temporary Cash Investments (Cost $925,426)			925,426
Total Investments (99.9%) (Cost $29,453,988)			53,159,981
Other Assets and Liabilities—Net (0.1%)			68,208
Net Assets (100%)			53,228,189
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,249,654	984,901	—	52,234,555
Temporary Cash Investments	26	925,400	—	925,426
Total	51,249,680	1,910,301	—	53,159,981